RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands				1 Months Ended				3 Months Ended		5 Months Ended	6 Months Ended
		May 23, 2016	Jan. 20, 2015	May 31, 2016	Feb. 29, 2016	Feb. 28, 2015	Jan. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Related Party Transaction
Time charter revenues from related parties	[1]							$ 7,280	$ 14,705		$ 14,560	$ 24,995
Deposit receivable								107,247			107,247		$ 0
Non-controlling interest dividend											6,000	5,000
Dividends paid											76,398	75,833
Golar Eskimo
Related Party Transaction
Purchase consideration			$ 292,872
Loan from Golar			$ 220,000
Golar
Related Party Transaction
Dividends paid								13,100	13,100		$ 26,300	25,700
Golar | Golar Tundra
Related Party Transaction
Interest income on Tundra deposit								$ 300
Golar | Deposit paid to Golar
Related Party Transaction
Amount of transaction		$ 77,200		$ 107,200	$ 30,000
Golar | Golar Grand
Related Party Transaction
Time charter reduced hire rate						75.00%
Golar | Golar Eskimo
Related Party Transaction
Time charter revenues from related parties										$ 12,800
Purchase consideration							$ 388,800
Golar | Golar Eskimo | Vendor Loan
Related Party Transaction
Loan from Golar							$ 220,000
Repayment incentive fee, percentage of loan amount (up to)							1.00%
Golar | Golar Eskimo | Vendor Loan | LIBOR
Related Party Transaction
Blended margin added to base rate							2.84%
Golar Management
Related Party Transaction
Management fee (percentage)											5.00%
Required notice for termination of management service agreement (in days)											120 days
Faraway Maritime Shipping Company
Related Party Transaction
Percentage ownership in subsidiary								60.00%			60.00%
China Petroleum Corporation
Related Party Transaction
Noncontrolling interest percentage in subsidiary								40.00%			40.00%
Non-controlling interest dividend								$ 3,200	$ 2,200		$ 6,000	$ 5,000
Helm Advisors
Related Party Transaction
Due to related party								$ 200			200
Helm Advisors | Helm Advisor Fees
Related Party Transaction
Amount of transaction											$ 700

[1]	This includes amounts arising from transactions with related parties (see note 11).